SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Convenience translation (Details) ¥ in Millions	Dec. 31, 2018 CNY (¥)
Convenience translation
Convenience translation rate (in RMB/USD)	6.8755
ASU No. 201602 | Restatement adjustment | Minimum
Recently issued accounting pronouncements
Operating lease assets	¥ 57
Operating lease liabilities	56
ASU No. 201602 | Restatement adjustment | Maximum
Recently issued accounting pronouncements
Operating lease assets	70
Operating lease liabilities	¥ 69